Supplementary Financial Information (Schedule Of Intangible Assets) (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,213	$ 1,132	$ 961
Accumulated Amortization	474	435	420
Net	739	697	541
Land Easements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	456	453	491
Accumulated Amortization	99	96	94
Net	357	357	397
Capitalized Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	757	679	470
Accumulated Amortization	375	339	326
Net	$ 382	$ 340	$ 144